Acquisitions	12 Months Ended
Dec. 30, 2016
Acquisitions
Acquisitions

(7) Acquisitions

On April 4, 2014, we acquired certain agreed upon assets and liabilities of TERA Environmental Consultants (“TERA”) for consideration of $119.6 million.  TERA was an employee-owned environmental consulting firm headquartered in Canada specializing in environmental assessment, planning, siting, permitting, licensing, and related services for the pipeline, electrical transmission, and oil and gas industries.  TERA’s operations are reported in the consolidated financial statements within the Environment and Nuclear business group and generated approximately $16.8 million of revenue and $3.7 million of operating loss for the year ended December 30, 2016, $69.2 million of revenue and $9.2 million of operating income for the year ended December 25, 2015, and approximately $84.6 million of revenue and $10.6 million of operating income for the year ended December 31, 2014.

On September 6, 2016, we acquired a controlling interest in one of our joint ventures for consideration of $6.3 million, $2.1 million net of cash acquired, resulting in a gain of $15.0 million on the fair value remeasurement of the original equity method investment recorded in equity in earnings of joint ventures and affiliated companies and $31.3 million of goodwill.